Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business combinations

Note 3 – Business combinations

Acquisition of HKDAEx

On May 7, 2019, the Company entered into a Sale and Purchase Agreement (the “Agreement”) to acquire 100% of the equity interests of HKDAEx, which provides the Company’s customers with an online trading platform for certain commodity products in Hong Kong. Pursuant to the terms of the Agreement, the sole shareholder of HKDAEx exchanged his equity interest in HKDAEx for 4,200,000 ordinary shares (post forward share split and share surrender) of Oriental Culture.

On May 9, 2019, the purchase was completed.

The Company’s acquisition of HKDAEx was accounted for as a business combination in accordance with FASB ASC 805. The Company has allocated the purchase price based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standards issued by the FASB. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisition were not material and have been included in general and administrative expenses.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition. The fair value of HKDAEx is detailed below.

Fair Value
Cash and cash equivalents	$630,056
Other receivables and prepayment	2,327
Other receivables – related party	274,543
Property, plant and equipment, net	31,248
Intangible assets	615,830
Total assets	1,554,004

Other payables – related parties	(24,901)
Accrued expenses and other liabilities	(33,598)
Total liabilities	(58,499)
Net assets acquired for shares issued	$1,495,505

The following unaudited pro forma combined results of operations present the Company’s financial results as if the acquisition of HKDAEx had been completed on January 1, 2019. The unaudited pro forma results do not reflect operating efficiencies or potential cost savings which may result from the consolidation of operations. Accordingly, the unaudited pro forma financial information is not necessarily indicative of the results of operations that the Company would have recognized had it completed the transaction on January 1, 2019. Future results may vary significantly from the results in this pro forma information because of future events and transactions, as well as other factors.

	For the Year Ended December 31, 2019
	(Unaudited)
			Adjustment for
	Oriental		Business	Pro Forma
	Culture	HKDAEx	Combination	Combined
OPERATING REVENUES:
Net revenues	$13,203,049	$57,434	$(57,434)	$13,203,049
Net revenues - related parties	246,386	-	-	246,386
Total operating revenues	13,449,435	57,434	(57,434)	13,449,435

COST OF REVENUES:
Cost of revenues	(702,003)	(20,195)	-	(722,198)
Cost of revenues - related party	(607,679)	-	-	(607,679)
Total cost of revenues	(1,309,682)	(20,195)	-	(1,329,877)

GROSS PROFIT	12,139,753	37,239	(57,434)	12,119,558

OPERATING EXPENSES:
Selling and marketing expenses	(550,373)	-	-	(550,373)
Selling and marketing expenses - related party	(124,857)	-	-	(124,857)
General and administrative expenses	(1,744,046)	(557,470)	57,434	(2,244,082)
General and administrative expenses – related parties	(409,605)	(17,868)		(427,473)
Total operating expenses	(2,828,881)	(575,338)	57,434	(3,346,785)

INCOME (LOSS) FROM OPERATIONS	9,310,872	(538,099)	-	8,772,773

OTHER INCOME (EXPENSES), NET	113,035	(4,140)	-	108,895

INCOME (LOSS) BEFORE INCOME TAXES	9,423,907	(542,239)	-	8,881,668

PROVISION FOR INCOME TAX	-	-	-	-

NET INCOME (LOSS)	$9,423,907	$(542,239)	$-	$8,881,668

OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(228,132)	6,945	-	(221,187)

COMPREHENSIVE INCOME (LOSS)	$9,195,775	$(535,294)	$-	$8,660,481

WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted*	12,250,000			15,190,000

EARNINGS PER SHARE
Basic and diluted*	$0.77			$0.58

*	gives retroactive effect to the surrender of an aggregate of 12.5% of our then outstanding ordinary shares, from our existing shareholders at no consideration to the Company as treasury shares on November 8, 2019, and retroactive effect to the surrender of an aggregate of 30.0% of our then outstanding ordinary shares, from our existing shareholders at no consideration to the Company as treasury shares on May 28, 2020.

Pro forma adjustments were to eliminate intercompany revenue and expenses.

The following table presents the amounts of revenue and net loss of HKDAEx since the acquisition date (May 9, 2019) included in the consolidated income statement for the reporting period,

May 9 2019 – December 31, 2019
Revenues	$57,434
Net loss	$(336,035)